SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 27, 2021	Jul. 04, 2021	Feb. 04, 2021
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Feb. 04, 2021
Dividends Payable, Date to be Paid			Mar. 04, 2021
Dividends Payable, Date of Record			Feb. 18, 2021
Dividends Payable, Amount Per Share			$ 0.16
Dividends Payable			$ 5.3
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution of aggregate amount as per court approval		$ 35.0
Dividends Payable, Date Declared	Jul. 27, 2021
Dividends Payable, Date to be Paid	Aug. 26, 2021
Dividends Payable, Date of Record	Aug. 11, 2021
Dividends Payable, Amount Per Share	$ 0.17
Dividends Payable	$ 5.6